REVENUES (Schedule of Significant Changes in Deferred Revenue) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 5,193
New performance obligations	12,746
Reclassification to revenue as a result of satisfying performance obligations	(14,066)
Balance, end of the period	$ 3,873